Cover	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 15, 2026, Shuttle Pharmaceuticals Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Form 8-K”) under Item 3.02 disclosing, among other things, that the Company issued pre-funded warrants (the “Pre-Funded Warrants”) to purchase an aggregate of approximately 16,932,508 shares of Common Stock, which number actually represents the maximum number of Pre-Funded Warrants that may be issued upon the satisfaction of all conditions to issuance, and not the number of Pre-Funded Warrants that were issued as of September 9, 2026. The Company hereby amends the Form 8-K to reflect that, as of September 9, 2026, the actual number of Pre-Funded Warrants that have been issued is 9,741,751.This Current Report on Form 8-K/A amends the Form 8-K solely to amend Item 3.02 as described above. There are no other modifications or updates to any of the information made in the Form 8-K.
Document Period End Date	Sep. 09, 2026
Entity File Number	001-41488
Entity Registrant Name	SHUTTLE PHARMACEUTICALS HOLDINGS, INC.
Entity Central Index Key	0001757499
Entity Tax Identification Number	82-5089826
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	401 Professional Drive
Entity Address, Address Line Two	Suite 260
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20879
City Area Code	(240)
Local Phone Number	430-4212
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.00001 per share
Trading Symbol	SHPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false